STOCKHOLDERS EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
STOCKHOLDERS EQUITY [Text Block]
4.	STOCKHOLDERS’ EQUITY

During the six month period ended June 30, 2013, stockholders’ equity activity consisted of the following:

1.

On May 30, 2013, the Company’s Board of Directors unilaterally determined, without any negotiations with the warrant holders, to amend the private placement warrants in connection with the 2007, 2009 and 2010 private placement offerings, and certain additional warrants issued to consultants in 2009 and 2010 (collectively, the “Expiring Warrants”). The expiration date of the warrants was extended from June 30, 2013 to November 30, 2013. In all other respects, the terms and conditions of the Expiring Warrants remain the same. The Company calculated the fair value of the warrants at $83,925 using the Binomial Lattice model with the following assumptions:

Risk-free interest rate	0.07%
Expected volatility	70.33%

The expected life of the warrants, which is an output of the model, was 0.40 years.

During the six month period ended June 30, 2012, stockholders’ equity activity consisted of the following:

1.

On March 15, 2012, the Company issued an aggregate of 4,030,000 units at a price of $0.50 per unit in private placement offerings for aggregate proceeds of $2,015,000. All units were issued to US persons pursuant to the provisions of Rule 506 of Regulation D of the Securities Act. Each unit is comprised of one share of common stock and one share purchase warrant with each warrant entitling the holder to purchase an additional share of common stock at an exercise price of $0.80 per share for a period expiring March 31, 2015. After September 30, 2012, the Company may accelerate the expiration date of the warrants if the volume weighted average price for our common stock exceeds $2.40 per share for 20 consecutive trading days.

The Company paid a finder’s fee of $8,000 in cash and 16,000 share purchase warrants related to the private placement. The finder is a registered broker dealer pursuant to Section 15 of the Securities Exchange Act of 1934, as amended.

2.

On February 23, 2012, the Company issued an aggregate of 5,530,000 units at a price of $0.50 per unit in separate concurrent private placement offerings for aggregate proceeds of $2,765,000, as described below. Each unit is comprised of one share of common stock and one share purchase warrant, with each warrant entitling the holder to purchase an additional share of common stock at an exercise price of $0.80 per share for a period expiring March 31, 2015. After September 30, 2012, the Company may accelerate the expiration date of the warrants if the volume weighted average price for our common stock exceeds $2.40 per share for 20 consecutive trading days.

US Private Placement - The Company issued 5,230,000 Units to U.S. persons for gross proceeds of $2,615,000 pursuant to the provisions of Rule 506 of Regulation D of the United States Securities Act of 1933, as amended (the “Securities Act”). Each U.S. subscriber represented that they were an accredited investor as defined under Regulation D of the Securities Act.

Offshore Private Placement - The Company issued 300,000 Units to non-U.S. persons for gross proceeds of $150,000 pursuant to the provisions of Regulation S of the Securities Act. Each of the subscribers represented that they were not “US persons” as defined in Regulation S of the Securities Act and that they were not acquiring the shares for the account or benefit of a US person.

The Company paid a finder’s fee of $6,000 in cash and 12,000 share purchase warrants related to the Offshore Private Placement. In addition, the Company will pay the finder an additional cash fee of 4% of the exercise price of any warrants exercised by subscribers introduced by the finder. The finder is a registered broker dealer pursuant to Section 15 of the Securities Exchange Act of 1934, as amended. There were no finder’s fees paid in respect of the U.S. Private Placement.

Filing and legal fees related to these issuances were $28,266. Total fees, including finder’s fees, filing and legal fees amounted to $42,266.

Private Placement Warrants - A summary of investor warrant activity for the quarter ended June 30, 2013 was as follows:

			Weighted
			Average
			Remaining
			Contractual
	Number of	Exercise	Life
	Shares	Price	(Years)

Outstanding and exercisable, December 31, 2012	49,065,768	$0.75 - 2.39	1.47
Granted	-	-	-
Forfeited/expired	(5,498,940)	0.75 - 2.39	-

Outstanding and exercisable, June 30, 2013	43,566,828	$0.75 – 0.95	1.36

The table above does not include warrants issued to employees, non-employee directors and consultants as they are included under “Stock-Based Compensation” in Note 5.

4.	STOCKHOLDERS’ EQUITY

Issuance of common stock - During the year December 31, 2012, the Company issued common stock as follows:

a)

On November 30, 2012, the Company issued an aggregate of 8,896,901 units at a price of $0.65 per unit in private placement offerings for aggregate proceeds of $5,782,986. Each unit is comprised of one share of common stock and one share purchase warrant with each warrant entitling the holder to purchase an additional share of common stock at an exercise price of $0.95 per share for a period expiring November 30, 2016. Fees related to this private placement amounted to $395,245. In connection with the offering, the Company also entered into a registration rights agreement (“RRA”).

Pursuant to the RRA, the Company agreed to certain demand registration rights. These rights include the requirement that the Company file certain registration statements within a specified time period and to have these registration statements declared effective within a specified time period. If the registration statement is not effective six months after the closing date, the warrants may be exercised by means of a cashless exercise. If the Company is not able to comply with these registration requirements, the Company will be required to pay cash penalties equal to 1.0% of the subscription proceeds on the date of such failure, and each month thereafter, up to a maximum of 6% of the subscription proceeds. The maximum penalty amounts to $346,979. As of December 31, 2012, the Company did not believe the penalty to be probable and accordingly, no liability was accrued. Subsequent to year end, the Company was one day late in filing the registration statement and incurred a penalty including interest of $1,900.

b)

On September 24, 2012, the Company issued 100,000 shares of common stock from the exercise of stock options for gross proceeds of $5,000. The options had an exercise price of $0.05 and an expiration date of March 30, 2017.

c)

On July 11, 2012, the Company issued 50,000 shares of common stock from the exercise of stock warrants for gross proceeds of $37,500. The warrants had an exercise price of $0.75 per share and an expiration date of June 30, 2013.

d)

On March 15, 2012, the Company issued an aggregate of 4,030,000 units at a price of $0.50 per unit in private placement offerings for aggregate proceeds of $2,015,000. All units were issued to US persons pursuant to the provisions of Rule 506 of Regulation D of the Securities Act. Each unit is comprised of one share of common stock and one share purchase warrant with each warrant entitling the holder to purchase an additional share of common stock at an exercise price of $0.80 per share for a period expiring March 31, 2015. After September 30, 2012, the Company may accelerate the expiration date of the warrants if the volume weighted average price for our common stock exceeds $2.40 per share for 20 consecutive trading days.

The Company paid a finder’s fee of $8,000 in cash and 16,000 share purchase warrants related to the private placement. The finder is a registered broker dealer pursuant to Section 15 of the Securities Exchange Act of 1934, as amended.

e)

On February 23, 2012, the Company issued an aggregate of 5,530,000 units at a price of $0.50 per unit in separate concurrent private placement offerings for aggregate proceeds of $2,765,000, as described below. Each unit is comprised of one share of common stock and one share purchase warrant, with each warrant entitling the holder to purchase an additional share of common stock at an exercise price of $0.80 per share for a period expiring March 31, 2015. After September 30, 2012, the Company may accelerate the expiration date of the warrants if the volume weighted average price for our common stock exceeds $2.40 per share for 20 consecutive trading days.

US Private Placement - The Company issued 5,230,000 Units to U.S. persons for gross proceeds of $2,615,000 pursuant to the provisions of Rule 506 of Regulation D of the United States Securities Act of 1933, as amended (the “Securities Act”). Each U.S. subscriber represented that they were an accredited investor as defined under Regulation D of the Securities Act.

Offshore Private Placement - The Company issued 300,000 Units to non-U.S. persons for gross proceeds of $150,000 pursuant to the provisions of Regulation S of the Securities Act. Each of the subscribers represented that they were not “US persons” as defined in Regulation S of the Securities Act and that they were not acquiring the shares for the account or benefit of a US person.

The Company paid a finder’s fee of $6,000 in cash and 12,000 share purchase warrants related to the Offshore Private Placement. In addition, the Company will pay the finder an additional cash fee of 4% of the exercise price of any warrants exercised by subscribers introduced by the finder. The finder is a registered broker dealer pursuant to Section 15 of the Securities Exchange Act of 1934, as amended. There were no finder’s fees paid in respect of the U.S. Private Placement.

In addition to the finder’s fees totaling $14,000 for the February 23, 2012 and March 15, 2012 private placements, the Company also incurred filing and legal fees related to these issuances of $28,267. Total fees related to these issuances amounted to $42,267.

Issuance of common stock - For the year ended December 31, 2011, the Company issued common stock as follows:

On June 8, 2011, the Company completed a private placement offering of up to 5,500,000 units at a price of $0.55 per unit. Under the private placement, the Company issued a total of 5,018,199 units for gross proceeds of $2,760,009. Fees related to this private placement were $2,455.

Each unit consisted of one share of the Company’s common stock and one-half of one share purchase warrant. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.80 per share expiring June 30, 2014. After November 30, 2011, the Company may accelerate the expiration date for the warrants if the volume weighted average price for its common stock on its principal trading market exceeds $2.80 per share for 20 consecutive trading days, and the average trading volume on that market during that 20 day period is not less than 0.2% of the Company's free float. The Company also agreed to make certain adjustments to the common stock and warrants if during the remainder of 2011, it approved another offering of its securities.

The Company determined that the warrants were not afforded equity classification because the warrants are not freestanding and are not considered to be indexed to the Company’s own stock due to the anti-dilution provisions. Accordingly, if material, the warrants would be treated as a derivative liability. The Company determined that the fair value of the derivative warrant liability was not material and therefore the fair value of the warrants was not reclassified from equity. The Company did not approve another offering of its securities during 2011 and the anti-dilution provision expired on December 31, 2011.

For the year ended December 31, 2010, the Company issued common stock as follows:

a)

On October 27, 2010, the Company issued 500,000 shares of common stock from the exercise of stock options. The options were issued for directors compensation, had an exercise price of $0.05 per share and an expiration date of March 30, 2012.

b)

On January 14, 2010, the Company completed a private placement offering for gross proceeds of $90,000 to non-US persons in reliance of Regulation S promulgated under the Securities Act of 1933. A total of 200,000 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrant. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. The Company incurred commissions payable to agents in connection with the private placement offering in the amount of $6,300 in cash and issued warrants to purchase up to 6,000 shares of common stock. The warrants have an expiration date of June 30, 2013 and an exercise price of $0.75 per share. Financing costs related to this offering were $99.

c)

On January 14, 2010, the Company completed a private placement offering for gross proceeds of $4,875,750 to US accredited investors pursuant to Rule 506 of Regulation D promulgated under the Securities Act of 1933. A total of 10,835,000 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrant. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. Financing costs related to this offering were $5,344.

For the year ended December 31, 2009, the Company issued common stock as follows:

a)

On November 14, 2009, the Company completed a private placement offering for gross proceeds of $315,000 to non-US persons in reliance of Regulation S promulgated under the Securities Act of 1933. A total of 700,000 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrants. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. The Company incurred commissions payable to agents in connection with the Offering private placement in the amount of $22,050 in cash and issued warrants to purchase up to 21,000 shares of common stock. The warrants have an expiration date of June 30, 2013 and an exercise price of $0.75 per share. Financing costs related to this offering were $627.

b)

On November 14, 2009, the Company completed a private placement offering for gross proceeds of $1,500,500 to US accredited investors pursuant to Rule 506 of Regulation D promulgated under the Securities Act of 1933. A total of 3,334,444 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrants. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. The Company incurred commissions payable to agents in connection with the Offering private placement in the amount of $17,150 in cash and issued warrants to purchase up to 16,333 shares of common stock. The warrants have an expiration date of June 30, 2013 and an exercise price of $0.75 per share. Financing costs related to this offering were $2,995. As of December 31, 2009, $63,000 of proceeds from this private placement offering was recorded as subscriptions receivable. This subscription is due from Mark Brennan, one of the Company’s independent directors. Subsequent to year end, the subscription was paid in full.

c)

On October 9, 2009, the Company completed a private placement offering for gross proceeds of $2,661,750 to non-US persons in reliance of Regulation S promulgated under the Securities Act of 1933. A total of 5,915,000 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrants. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. The Company incurred commissions payable to agents in connection with the Offering private placement in the amount of $174,983 in cash and issued warrants to purchase up to 166,650 shares of common stock. The warrants have an expiration date of June 30, 2013 and an exercise price of $0.75 per share. Financing costs related to this offering were $5,313.

d)

On October 9, 2009, the Company completed a private placement offering for gross proceeds of $328,500 to US accredited investors pursuant to Rule 506 of Regulation D promulgated under the Securities Act of 1933. A total of 730,000 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrants. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. The Company incurred commissions payable to agents in connection with the Offering private placement in the amount of $16,695 in cash and issued warrants to purchase up to 15,900 shares of common stock. The warrants have an expiration date of June 30, 2013 and an exercise price of $0.75 per share. Financing costs related to this offering were $656.

e)

On September 2, 2009, the Company completed a private placement offering for gross proceeds of $695,750 to non-US persons in reliance of Regulation S promulgated under the Securities Act of 1933. A total of 1,546,111 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrants. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. The Company incurred commissions payable to agents in connection with the Offering private placement in the amount of $35,000 in cash and issued warrants to purchase up to 33,333 shares of common stock. The warrants have an expiration date of June 30, 2013 and an exercise price of $0.75 per share. Financing costs related to this offering were $4,107.

f)

On September 2, 2009, the Company completed a private placement offering for gross proceeds of $180,000 to US accredited investors pursuant to Rule 506 of Regulation D promulgated under the Securities Act of 1933. A total of 400,000 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrants. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. There was no commission paid to agents in connection with this offering. Financing costs related to this offering were $1,062.

g)

On August 14, 2009, the Company completed a private placement offering for gross proceeds of $180,000 to non-US persons in reliance of Regulation S promulgated under the Securities Act of 1933. A total of 400,000 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrants. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. The warrants have an expiration date of June 30, 2013 and an exercise price of $0.75 per share. There was no commission paid or payable to agents in connection with this offering. Financing costs related to this offering were $1,063.

h)

On August 14, 2009, the Company completed a private placement offering for gross proceeds of $388,710 to US accredited investors pursuant to Rule 506 of Regulation D promulgated under the Securities Act of 1933. A total of 863,800 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrants. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. The Company incurred commissions payable to agents in connection with the Offering private placement in the amount of $20,648 in cash and issued warrants to purchase up to 19,665 shares of common stock. Financing costs related to this offering were $2,292.

For the year ended December 31, 2008, the Company issued common stock as follows:

a)	On January 28, 2008, the Company issued 20,000 shares of common stock from the exercise of stock options. The options had an exercise price of $0.05 per share and an expiration date of March 28, 2009.

b)

On February 20, 2008, the Company issued an aggregate of 10,440,087 shares of its common stock, and 5,220,059 share purchase warrants to the former shareholders of CBI in connection with the acquisition. Each share purchase warrant issued by the Company entitles the holder to purchase one additional share of the Company’s common stock at a price of $2.39 per share of 5 years.

Warrants associated with the 2010, 2009 and 2008 equity issuances do not constitute a registration payment arrangement.

During the year ended December 31, 2007, the Company issued common stock as follows:

a)

The Company completed four tranches of a US and foreign private placement offering. A total of 8,188,000 units at a price of $0.65 per unit were issued under the foreign private placement offering to non-US persons as contemplated under Regulation S of the Securities Act of 1933. The Company paid commissions totaling $106,925 and the agent also received warrants to purchase 70,500 shares of its common stock. Also, the Company issued 11,812,000 units at a price of $0.65 per unit under the US private placement offering to US accredited investors as defined in Rule 506 of Regulation D of the Securities Act. The Company paid commissions totaling $136,727 and the agent also received warrants to purchase 90,150 shares of its common stock.

b)

On April 25, 2007, the Company affected a forward stock split on the basis of four new common shares for the cancellation of one old common share. Authorized capital was increased from 100,000,000 common shares, par value $0.001 each, to 400,000,000 common shares, par value $0.001 each. All authorized and issued shares have been retroactively adjusted.

c)

Pursuant to the Columbus and Red Mountain Projects option assignment agreement entered into on March 30, 2007, the Company issued 30,000,000 common shares to NMC and, in return, received a deed of assignment to the option interests in the Columbus Project and to the Red Mountain Project.

Private Placement Warrants - A summary of investor warrant activity for the years ended December 31, 2012 and 2011 was as follows:

			Weighted
			Average
			Remaining
			Contractual
	Number of	Exercise	Life
	Shares	Price	(Years)

Outstanding and exercisable, December 31, 2010	28,121,857	$0.75 - 2.39	2.43
Granted	2,509,100	0.80	2.50
Exercised	-	-	-

Outstanding and exercisable, December 31, 2011	30,630,957	0.75 - 2.39	1.52
Granted	18,484,901	0.80 - 0.95	3.05
Exercised	(50,000)	0.75	-

Outstanding and exercisable, December 31, 2012	49,065,858	$0.75 - 2.39	1.47

The table above does not include warrants issued to employees, non-employee directors and consultants as they are included under “Stock-Based Compensation” in Note 5.